UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Fidelity® Specialized High Income
Central Fund

Semiannual Report

February 29, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-SANN-0408
1.820820.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,018.90	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.85	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0022%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Holdings as of February 29, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
MGM Mirage, Inc.	3.9	4.0
Chesapeake Energy Corp.	3.7	3.9
Bombardier, Inc.	3.3	2.7
HCA, Inc.	3.3	2.8
Freeport-McMoRan Copper & Gold, Inc.	2.8	1.4
	17.0
Top Five Market Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.1	11.0
Gaming	10.4	9.7
Technology	8.1	7.8
Healthcare	7.8	7.5
Metals/Mining	7.2	6.9
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
BBB 3.5%	BBB 1.1%
BB 78.8%	BB 75.5%
B 13.1%	B 12.0%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 11.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	Nonconvertible Bonds 90.4%		Nonconvertible Bonds 83.3%
	Convertible Bonds 0.5%		Convertible Bonds 0.6%
	Floating Rate Loans 4.5%		Floating Rate Loans 4.9%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 11.2%
* Foreign investments	18.4%	** Foreign investments	18.4%

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 90.9%
	Principal Amount	Value
Convertible Bonds - 0.5%
Technology - 0.5%
Lucent Technologies, Inc. 2.875% 6/15/25	$ 2,586,000	$ 2,012,632
Nonconvertible Bonds - 90.4%
Aerospace - 5.0%
Bombardier, Inc.:
6.3% 5/1/14 (a)	3,890,000	3,695,500
7.45% 5/1/34 (a)	3,850,000	3,638,250
8% 11/15/14 (a)	4,685,000	4,813,838
L-3 Communications Corp.:
5.875% 1/15/15	2,355,000	2,284,350
6.125% 1/15/14	1,985,000	1,960,188
6.375% 10/15/15	715,000	707,850
7.625% 6/15/12	900,000	922,500
		18,022,476
Air Transportation - 3.6%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	2,810,000	2,694,228
6.977% 11/23/22	645,040	578,924
7.324% 4/15/11	365,000	355,875
8.608% 10/1/12	1,120,000	1,097,600
Continental Airlines, Inc.:
7.875% 7/2/18	1,791,812	1,576,795
9.558% 9/1/19	249,792	233,555
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	97,672	93,276
7.73% 9/15/12	49,380	45,923
8.388% 5/1/22	90,932	84,567
9.798% 4/1/21	1,685,204	1,659,926
Delta Air Lines, Inc. pass thru trust certificates 8.021% 8/10/22 (a)	2,539,915	2,387,520
Northwest Airlines, Inc. pass thru trust certificates 8.028% 11/1/17	1,035,000	967,725
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	1,410,295	1,241,060
		13,016,974
Building Materials - 0.2%
Anixter International, Inc. 5.95% 3/1/15	920,000	818,800
Cable TV - 3.2%
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15	3,180,000	2,957,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
DirecTV Holdings LLC/DirecTV Financing, Inc.: - continued
8.375% 3/15/13	$ 2,000,000	$ 2,070,000
EchoStar Communications Corp.:
6.375% 10/1/11	2,420,000	2,371,600
6.625% 10/1/14	1,265,000	1,214,400
7% 10/1/13	2,790,000	2,748,150
		11,361,550
Capital Goods - 4.0%
Leucadia National Corp.:
7% 8/15/13	2,880,000	2,779,200
7.125% 3/15/17	6,035,000	5,733,250
SPX Corp. 7.625% 12/15/14 (a)	2,345,000	2,409,488
Terex Corp. 8% 11/15/17	3,325,000	3,316,688
		14,238,626
Chemicals - 1.0%
Chemtura Corp. 6.875% 6/1/16	540,000	486,000
NOVA Chemicals Corp.:
6.5% 1/15/12	2,625,000	2,474,063
7.8625% 11/15/13 (b)	870,000	735,150
		3,695,213
Containers - 1.1%
Greif, Inc. 6.75% 2/1/17	3,860,000	3,763,500
Diversified Media - 0.9%
Liberty Media Corp.:
8.25% 2/1/30	2,055,000	1,712,271
8.5% 7/15/29	1,885,000	1,613,556
		3,325,827
Electric Utilities - 3.9%
Aquila, Inc. 14.875% 7/1/12	95,000	118,750
Edison Mission Energy:
7.2% 5/15/19	3,035,000	2,981,888
7.625% 5/15/27	1,620,000	1,528,875
Intergen NV 9% 6/30/17 (a)	4,410,000	4,608,450
NSG Holdings II, LLC 7.75% 12/15/25 (a)	4,385,000	4,319,225
Tenaska Alabama Partners LP 7% 6/30/21 (a)	249,565	239,582
Utilicorp United, Inc. 9.95% 2/1/11 (b)	30,000	32,100
		13,828,870
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - 12.1%
Chesapeake Energy Corp.:
6.5% 8/15/17	$ 4,305,000	$ 4,122,038
6.625% 1/15/16	1,090,000	1,057,300
6.875% 1/15/16	3,900,000	3,846,375
7.5% 6/15/14	1,955,000	2,003,875
7.625% 7/15/13	710,000	724,200
7.75% 1/15/15	1,440,000	1,479,600
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	850,000	850,000
7.75% 5/15/17	1,885,000	1,889,713
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (a)	690,000	684,825
El Paso Corp. 7% 6/15/17	1,540,000	1,555,400
El Paso Energy Corp. 7.75% 1/15/32	475,000	490,127
El Paso Performance-Linked Trust 7.75% 7/15/11 (a)	1,940,000	1,998,200
OPTI Canada, Inc.:
7.875% 12/15/14 (a)	2,220,000	2,164,500
8.25% 12/15/14 (a)	1,530,000	1,507,050
Pan American Energy LLC 7.75% 2/9/12 (a)	7,320,000	7,429,800
Pioneer Natural Resources Co. 6.65% 3/15/17	2,985,000	2,776,050
Plains Exploration & Production Co. 7% 3/15/17	4,465,000	4,264,075
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	855,000	833,625
7.375% 7/15/13	1,000,000	1,002,500
7.5% 5/15/16	875,000	903,438
Tesoro Corp. 6.5% 6/1/17	1,955,000	1,798,600
		43,381,291
Environmental - 2.0%
Allied Waste North America, Inc.:
5.75% 2/15/11	350,000	339,500
6.875% 6/1/17	5,780,000	5,606,600
7.125% 5/15/16	490,000	485,100
Browning-Ferris Industries, Inc. 7.4% 9/15/35	815,000	725,350
		7,156,550
Food/Beverage/Tobacco - 2.3%
Constellation Brands, Inc.:
7.25% 9/1/16	705,000	682,088
7.25% 5/15/17	2,075,000	1,986,813
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Constellation Brands, Inc.: - continued
8.375% 12/15/14	$ 815,000	$ 829,263
Smithfield Foods, Inc. 7.75% 7/1/17	4,845,000	4,578,525
		8,076,689
Gaming - 10.4%
Chukchansi Economic Development Authority:
8% 11/15/13 (a)	720,000	662,400
8.2375% 11/15/12 (a)(b)	150,000	130,500
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (a)	1,270,000	1,168,400
MGM Mirage, Inc.:
5.875% 2/27/14	2,240,000	1,979,600
6.625% 7/15/15	1,325,000	1,179,250
6.75% 9/1/12	1,780,000	1,668,750
6.75% 4/1/13	145,000	134,850
6.875% 4/1/16	3,330,000	2,988,675
7.625% 1/15/17	6,650,000	6,234,375
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	500,000	452,500
6.375% 7/15/09	4,380,000	4,336,200
7.125% 8/15/14	4,510,000	3,833,500
Scientific Games Corp. 6.25% 12/15/12	1,880,000	1,724,900
Seminole Hard Rock Entertainment, Inc. 7.4906% 3/15/14 (a)(b)	555,000	435,675
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,450,000	1,373,875
7.25% 5/1/12	3,585,000	3,396,788
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	3,885,000	3,729,600
6.625% 12/1/14 (a)	2,140,000	2,049,050
		37,478,888
Healthcare - 6.9%
FMC Finance III SA 6.875% 7/15/17	2,090,000	2,100,450
HCA, Inc.:
9.125% 11/15/14	2,685,000	2,735,344
9.25% 11/15/16	4,500,000	4,601,250
9.625% 11/15/16 pay-in-kind	3,460,000	3,572,450
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,290,000	3,199,525
7% 1/15/16	820,000	787,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Service Corp. International:
6.75% 4/1/15	$ 1,155,000	$ 1,140,563
7.5% 4/1/27	4,210,000	3,683,750
Ventas Realty LP:
6.5% 6/1/16	585,000	570,375
6.625% 10/15/14	1,445,000	1,430,550
6.75% 4/1/17	1,005,000	989,925
		24,811,382
Homebuilding/Real Estate - 3.0%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	8,400,000	7,895,991
8.125% 6/1/12	2,010,000	1,984,875
KB Home:
6.25% 6/15/15	340,000	304,725
6.375% 8/15/11	335,000	316,575
7.75% 2/1/10	340,000	328,100
		10,830,266
Hotels - 2.8%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)	2,330,000	2,417,375
Host Hotels & Resorts LP 6.875% 11/1/14	345,000	333,788
Host Marriott LP 7.125% 11/1/13	7,290,000	7,144,200
		9,895,363
Leisure - 2.1%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	850,000	824,500
yankee:
7% 6/15/13	2,650,000	2,538,133
7.25% 6/15/16	2,250,000	2,103,750
7.5% 10/15/27	2,610,000	2,244,600
		7,710,983
Metals/Mining - 7.2%
Arch Western Finance LLC 6.75% 7/1/13	3,840,000	3,782,400
Drummond Co., Inc. 7.375% 2/15/16 (a)	5,110,000	4,701,200
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	2,415,000	2,541,788
8.375% 4/1/17	3,760,000	3,980,900
8.3944% 4/1/15 (b)	3,800,000	3,662,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp.:
7.375% 11/1/16	$ 3,410,000	$ 3,512,300
7.875% 11/1/26	1,150,000	1,150,000
Vedanta Resources PLC 6.625% 2/22/10 (a)	2,595,000	2,556,075
		25,886,913
Paper - 1.6%
Georgia-Pacific Corp. 7% 1/15/15 (a)	5,935,000	5,593,738
Rock-Tenn Co. 9.25% 3/15/16 (a)	280,000	283,850
		5,877,588
Publishing/Printing - 0.1%
Scholastic Corp. 5% 4/15/13	585,000	494,325
Services - 3.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.565% 5/15/14 (b)	1,465,000	1,164,675
7.625% 5/15/14	1,575,000	1,362,375
7.75% 5/15/16	2,755,000	2,272,875
FTI Consulting, Inc.:
7.625% 6/15/13	4,370,000	4,501,100
7.75% 10/1/16	2,490,000	2,611,388
		11,912,413
Shipping - 0.6%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	545,000	495,950
8.25% 3/15/13	630,000	630,000
Teekay Corp. 8.875% 7/15/11	1,090,000	1,144,500
		2,270,450
Steels - 2.0%
Steel Dynamics, Inc.:
6.75% 4/1/15	6,795,000	6,659,100
7.375% 11/1/12 (a)	670,000	676,700
		7,335,800
Technology - 7.0%
Avago Technologies Finance Ltd. 10.125% 12/1/13	375,000	393,750
Flextronics International Ltd.:
6.25% 11/15/14	3,585,000	3,271,313
6.5% 5/15/13	2,360,000	2,242,000
IKON Office Solutions, Inc. 9.9263% 1/1/12 (a)(b)	790,000	778,150
Jabil Circuit, Inc. 8.25% 3/15/18 (a)	1,640,000	1,640,246
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc. 6.45% 3/15/29	$ 3,635,000	$ 2,689,900
NXP BV:
7.0075% 10/15/13 (b)	2,280,000	1,835,400
7.875% 10/15/14	285,000	255,075
Seagate Technology HDD Holdings 6.8% 10/1/16	4,550,000	4,368,000
Xerox Capital Trust I 8% 2/1/27	7,745,000	7,706,275
		25,180,109
Telecommunications - 4.1%
Mobile Telesystems Finance SA 8% 1/28/12 (a)	3,130,000	3,208,250
Nextel Communications, Inc.:
6.875% 10/31/13	1,180,000	926,300
7.375% 8/1/15	840,000	651,000
Qwest Corp.:
6.5% 6/1/17	945,000	859,950
7.5% 10/1/14	1,480,000	1,465,200
7.625% 6/15/15	2,485,000	2,460,150
8.2406% 6/15/13 (b)	1,000,000	960,000
Sprint Capital Corp. 6.875% 11/15/28	330,000	234,300
U.S. West Communications:
6.875% 9/15/33	3,405,000	2,987,888
7.5% 6/15/23	875,000	805,000
		14,558,038
TOTAL NONCONVERTIBLE BONDS		324,928,884
TOTAL CORPORATE BONDS (Cost $335,948,522)		326,941,516
Floating Rate Loans (d) - 4.5%

Broadcasting - 0.1%
Univision Communications, Inc.:
Tranche 1LN, term loan 5.4905% 9/29/14 (b)	526,711	438,487
Tranche DD 1LN, term loan 9/29/14 (c)	18,289	15,225
		453,712
Floating Rate Loans (d) - continued
	Principal Amount	Value
Cable TV - 0.7%
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (b)	$ 1,921,440	$ 1,772,528
Insight Midwest Holdings LLC Tranche B, term loan 6.48% 4/6/14 (b)	776,250	698,625
		2,471,153
Electric Utilities - 1.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 7.73% 3/30/12 (b)	104,420	88,757
term loan 7.83% 3/30/14 (b)	778,555	661,771
NRG Energy, Inc.:
term loan 6.58% 2/1/13 (b)	400,220	364,200
6.48% 2/1/13 (b)	184,780	168,150
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.5827% 10/10/14 (b)	2,615,000	2,379,650
		3,662,528
Entertainment/Film - 0.3%
Zuffa LLC term loan 5.1875% 6/19/15 (b)	1,711,600	1,198,120
Healthcare - 0.9%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (b)	1,762,282	1,603,676
Tranche DD, term loan 7/25/14 (c)	88,631	80,654
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 5.9986% 3/31/12 (b)	215,000	202,638
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (b)	640,000	588,800
PTS Acquisition Corp. term loan 7.08% 4/10/14 (b)	640,000	524,800
		3,000,568
Paper - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 6.8657% 12/23/12 (b)	860,000	789,050
Services - 0.3%
ARAMARK Corp.:
term loan 6.705% 1/26/14 (b)	1,100,110	1,012,101
6.705% 1/26/14 (b)	69,890	64,299
		1,076,400
Technology - 0.6%
Kronos, Inc. Tranche 1LN, term loan 7.08% 6/11/14 (b)	2,499,279	2,011,919
Telecommunications - 0.3%
Intelsat Ltd. Tranche B, term loan 4.8938% 7/3/13 (b)	1,085,416	1,009,437
Floating Rate Loans (d) - continued
	Principal Amount	Value
Textiles & Apparel - 0.1%
Hanesbrands, Inc.:
term loan 6.9938% 3/5/14 (b)	$ 95,000	$ 89,063
Tranche B 1LN, term loan 4.9977% 9/5/13 (b)	355,000	336,806
		425,869
TOTAL FLOATING RATE LOANS (Cost $17,290,048)		16,098,756
Cash Equivalents - 6.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.71%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $21,948,000)	$ 21,951,129	21,948,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $375,186,570)		364,988,272
NET OTHER ASSETS - (1.5)%		(5,552,274)
NET ASSETS - 100%		$ 359,435,998
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,197,837 or 18.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $106,920 and $95,879, respectively. The coupon rate will be determined at time of settlement.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$21,948,000 due 3/03/08 at 1.71%
BNP Paribas Securities Corp.	$ 944,112
Banc of America Securities LLC	3,186,446
Barclays Capital, Inc.	5,085,963
Citigroup Global Markets, Inc.	8,157,303
J.P. Morgan Securities, Inc.	3,186,447
Merrill Lynch Government Securities, Inc.	431,795
Mizuho Securities USA, Inc.	955,934
$ 21,948,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.6%
Canada	5.4%
Liberia	2.1%
Argentina	2.1%
Netherlands	1.9%
Singapore	1.5%
Luxembourg	1.5%
Cayman Islands	1.2%
Others (individually less than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $21,948,000) - See accompanying schedule: Unaffiliated issuers (cost $375,186,570)		$ 364,988,272
Cash		522
Receivable for investments sold		4,430,779
Interest receivable		6,244,057
Total assets		375,663,630

Liabilities
Payable for investments purchased	$ 16,221,937
Other payables and accrued expenses	5,695
Total liabilities		16,227,632

Net Assets		$ 359,435,998
Net Assets consist of:
Paid in capital		$ 369,634,296
Net unrealized appreciation (depreciation) on investments		(10,198,298)
Net Assets, for 3,767,765 shares outstanding		$ 359,435,998
Net Asset Value, offering price and redemption price per share ($359,435,998 ÷ 3,767,765 shares)		$ 95.40

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest (including $94,402 from affiliated interfund lending)		$ 13,093,339

Expenses
Custodian fees and expenses	$ 3,828
Independent directors' compensation	696
Total expenses before reductions	4,524
Expense reductions	(4,524)	-
Net investment income		13,093,339
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,392,548)
Change in net unrealized appreciation (depreciation) on investment securities		(4,289,549)
Net gain (loss)		(6,682,097)
Net increase (decrease) in net assets resulting from operations		$ 6,411,242

See accompanying notes which are an integral part of the financial statements.

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Statement of Changes in Net Assets

	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,093,339	$ 15,492,299
Net realized gain (loss)	(2,392,548)	554,582
Change in net unrealized appreciation (depreciation)	(4,289,549)	(2,845,885)
Net increase (decrease) in net assets resulting from operations	6,411,242	13,200,996
Distributions to partners from net investment income	(12,673,614)	(15,217,119)
Affiliated share transactions Proceeds from sales of shares	10,008,064	135,158,474
Reinvestment of distributions	12,673,613	3,000,946
Cost of shares redeemed	(98)	-
Net increase (decrease) in net assets resulting from share transactions	22,681,579	138,159,420
Total increase (decrease) in net assets	16,419,207	136,143,297

Net Assets
Beginning of period	343,016,791	206,873,494
End of period	$ 359,435,998	$ 343,016,791
Other Information Shares
Sold	101,204	1,404,397
Issued in reinvestment of distributions	130,125	31,092
Redeemed	(1)	-
Net increase (decrease)	231,328	1,435,489

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 97.00	$ 98.47	$ 98.68	$ 100.00
Income from Investment Operations
Net investment income D	3.564	7.095	2.314	3.996
Net realized and unrealized gain (loss)	(1.712)	(1.570)	(.270)	(1.413)
Total from investment operations	1.852	5.525	2.044	2.583
Distributions to partners from net investment income	(3.452)	(6.995)	(2.254)	(3.903)
Net asset value, end of period	$ 95.40	$ 97.00	$ 98.47	$ 98.68
Total Return B,C	1.89%	5.61%	2.11%	2.63%
Ratios to Average Net Assets H
Expenses before reductions	-% A,E	-% E	.04%A	.04% A
Expenses net of fee waivers, if any	-%A,E	-% E	.01%A	.04% A
Expenses net of all reductions	-%A,E	-% E	-%A,E	.04% A
Net investment income	7.36%A	7.10%	7.04%A	6.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 359,436	$ 343,017	$ 206,873	$ 207,327
Portfolio turnover rate	51%A	75%	46% A	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period September 20, 2005 (commencement of operations) to April 30, 2006.

G For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,962,000
Unrealized depreciation	(11,846,135)
Net unrealized appreciation (depreciation)	$ (9,884,135)

Cost for federal income tax purposes	$ 374,872,407

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

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3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $127,412,937 and $82,445,347, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors and certain exceptions such as interest expense.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 8,103,474	4.41%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $696. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $3,828.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the fund.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:
May 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:
May 7, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:
May 7, 2008